Schedule of loss rate methodology (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Expected loss rate
Total book value	$ 5,761,466	$ 3,578,974
Expected credit loss	$ 331,761	$ 331,761
Current [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.01%
Total book value	$ 984,881	$ 1,764,589
Expected credit loss		$ 122
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.08%
Total book value	$ 937,852	$ 249,410
Expected credit loss		$ 203
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.77%	14.20%
Total book value	$ 69,160	$ 1,558,011
Expected credit loss	$ 534	$ 257,810
Later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	1.06%	92.93%
Total book value	$ 603,510	$ 5,499
Expected credit loss	$ 6,404	$ 72,269
Over Than Three Months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	10.25%	92.63%
Total book value	$ 3,166,063	$ 1,465
Expected credit loss	$ 324,823	$ 1,357